Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

15. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,
	2018	2019
	RMB	RMB
Accrued liabilities for legal proceeding (Note 25(b))	—	60,000
Accrued payroll	114,201	57,275
Customer advance payments relating to Databook	—	47,703
Consideration payable of business combination	—	12,506
Operating lease liabilities	—	11,481
Accrued expenses	12,054	9,896
Payable to employees for proceeds from shares as sold	8,598	2,906
Others	9,625	22,251
Total	144,478	224,018